CERTIFICATION

      Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Funds (1933 Act File No. 2-11357; 1940 Act File No. 811-00582) ("Registrant") hereby certifies (a) that the forms of the prospectuses and statement of additional information used with respect to Class A, Class C and Institutional Class of Neuberger Berman Equity Income Fund, a series of the Registrant, do not differ from that contained in Post-Effective Amendment
No. 135 to the Registrant's Registration Statement ("Amendment No. 135") and
(b) that Amendment No. 135 was filed electronically.







Dated:  April 30, 2008                 By: /s/ Claudia A. Brandon
                                           ---------------------------
                                           Claudia A. Brandon
                                           Secretary